Securities Act Registration No. 333-181176

Investment Company Act Registration No. 811-22696

As filed with the Securities and Exchange Commission on January 11, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 45

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 48

Victory Portfolios II

(Exact Name of Registrant as Specified in Charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, OH 44144

(Address of Principal Executive Offices)(Zip Code)

(877) 660-4400

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

Jay G. Baris

Morrison & Foerster LLP

250 West 55th Street

New York, New York, 10019

212-468-8053 (phone)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒                             Immediately upon filing pursuant to paragraph (b)

☐                               On (date) pursuant to paragraph (b)

☐                               60 days after filing pursuant to paragraph (a)(1)

☐                               On (date) pursuant to paragraph (a)(1)

☐                               75 days after filing pursuant to paragraph (a)(2)

☐                               On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 11th day of January, 2016.

VICTORY PORTFOLIOS II

By:	/s/ Christopher K. Dyer

Christopher K. Dyer, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the 11th day of January, 2016.

/s/ Christopher K. Dyer	President
Christopher K. Dyer

/s/ Christopher A. Ponte	Treasurer
Christopher A. Ponte

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
John L. Kelly

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Risk/return summary of the Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)